INCOME TAX - Reconciliation of income tax expense (benefit) (Details)	12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
INCOME TAX
Income tax benefits calculated at PRC statutory rates	¥ (7,911,651)	$ (1,166,033)	¥ (10,924,924)	¥ (12,858,953)
Tax Jurisdiction of Domicile [Extensible Enumeration]	China	China	China	China
Nondeductible expenses and others	¥ 198,648	$ 29,277	¥ 410,819	¥ 427,969
Effect of tax rate differential	5,372,554	791,816	8,080,498	9,080,982
Benefit of revenue exempted from enterprise income tax	5,936	875	12,864	19,714
Change in valuation allowances	2,332,904	343,828	2,422,323	3,330,318
Income tax expenses (benefit)	¥ (1,609)	$ (237)	¥ 1,580	¥ 30